Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
ICE BofA 3-5 Year US Treasury Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.72%	0.60%	1.78%
R
Prospectus [Line Items]
Average Annual Return, Percent		5.19%	(0.79%)	0.45%
IS
Prospectus [Line Items]
Average Annual Return, Percent		5.93%	(0.05%)	1.19%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.35%	(1.22%)	0.26%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	(0.54%)	0.50%
SS
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	(0.28%)	0.96%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	ICE BofA 3-5 Year US Treasury Index is a subset of ICE BofA US Treasury Index including all securities with a remaining term to final maturity greater than or equal to three years and less than five years. ICE BofA US Treasury Index tracks the performance of U.S. dollar-denominated sovereign debt publicly issued by the U.S. government in its domestic market.